SIGNIFICANT ACCOUNTING POLICIES - Class A Ordinary Shares Reconciliation (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Less:
Redemption of Class A ordinary shares	$ (538,985,164)	$ 0
Class A Ordinary Shares Subject To Redemotion
Increase (Decrease) in Temporary Equity [Roll Forward]
Beginning balance	1,013,282,491	$ 1,000,000,000	$ 1,000,000,000
Less:
Redemption of Class A ordinary shares	(538,985,164)
Plus:
Sponsor deposits to Trust Account	2,314,286
Accretion of carrying value to redemption value	8,189,193		13,282,491	$ 84,517,394
Ending balance	$ 484,800,806		$ 1,013,282,491	$ 1,000,000,000